                            JPMORGAN SERIES TRUST II

                             MID CAP VALUE PORTFOLIO

                       SUPPLEMENT DATED SEPTEMBER 28, 2001

                     TO THE PROSPECTUS DATED AUGUST 17, 2001

              PAGE 5 OF THE PROSPECTUS DATED, AUGUST 17, 2001,
              IS REVISED TO READ IN ITS ENTIRETY AS FOLLOWS:

ESTIMATED INVESTOR FEES AND EXPENSES

The estimated expenses of the Portfolio before and after reimbursement are shown below. The Portfolio has no sales, redemption, exchange, or account fees.

ESTIMATED ANNUAL PORTFOLIO OPERATING EXPENSES(1) (%)  (EXPENSES
THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

MANAGEMENT FEES                                                   0.70%
DISTRIBUTION (RULE 12B-1) FEES                                    NONE
OTHER EXPENSES(2)                                                 0.92%
TOTAL OPERATING EXPENSES                                          1.62%
FEE REDUCTION AND/OR EXPENSE REIMBURSEMENT(3)                     0.62%
NET EXPENSES(3)                                                   1.00%

(1) The Portfolio's fiscal year end is 12/31.
(2) "Other Expenses" are based on estimated amounts for the current fiscal year.
(3) Reflects a written agreement pursuant to which Morgan Guaranty Trust Company of New York, an affiliate of J.P. Morgan Chase & Co., agrees to reimburse the Portfolio to the extent certain expenses exceed 1.00% of the Portfolio's average daily net assets through 12/31/02.


EXPENSE EXAMPLE This example helps you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000

- you sell all your shares at the end of each period

- your investment has a 5% return each year, and

- net expenses for the first year and total operating expenses thereafter.

The example is for comparison only; the actual return of the Portfolio and your actual costs may be higher or lower.

                                                      1 YEAR      3 YEARS
YOUR COST ($)                                         $102        $450




                                                              SUP-ST2PMCV-1001